PINNACLE VARIABLE UNIVERSAL LIFE
                   LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                             VARIABLE UNIVERSAL LIFE
                        SEMI-ANNUAL REPORT, JUNE 30, 2004




VARIABLE UNIVERSAL LIFE FUNDS

AIM V.I. GROWTH FUND - SERIES I SHARES
AIM V.I. GOVERNMENT SECURITIES FUND - SERIES I SHARES


PINNACLE/ LEGACY FUNDS

AIM V.I. BASIC VALUE FUND - SERIES II SHARES
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II SHARES
AIM V.I. GROWTH FUND - SERIES II SHARES
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES









                                                             COLUMBUS LIFE
                                                            INSURANCE COMPANY

                                                        400 East Fourth Street
                                                  Cincinnati, Ohio  45201-5737

                                                          www.ColumbusLife.com


CL 5.1372-A (8/04)

VARIABLE UNIVERSAL LIFE FUNDS

AIM V.I. GROWTH FUND - SERIES I SHARES
AIM V.I. GOVERNMENT SECURITIES FUND - SERIES I SHARES

PINNACLE/ LEGACY FUNDS

AIM V.I. BASIC VALUE FUND - SERIES II SHARES
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II SHARES
AIM V.I. GROWTH FUND - SERIES II SHARES
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES


Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, and Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call:
1-800-677-9595.

*A registered broker-dealer and member of the NASD and SIPC.

                             VARIABLE UNIVERSAL LIFE
                        SEMI-ANNUAL REPORT, JUNE 30, 2004





VARIABLE UNIVERSAL LIFE FUNDS

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO - CLASS O
ALGER AMERICAN GROWTH PORTFOLIO - CLASS O

















                                                              COLUMBUS LIFE
                                                            INSURANCE COMPANY

                                                        400 East Fourth Street
                                                  Cincinnati, Ohio  45201-5737

                                                          www.ColumbusLife.com

CL 5.1370-A (8/04)

VARIABLE UNIVERSAL LIFE FUNDS

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO - CLASS O
ALGER AMERICAN GROWTH PORTFOLIO - CLASS O


Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call:
1-800-677-9595.

*A registered broker-dealer and member of the NASD and SIPC.

                        PINNACLE VARIABLE UNIVERSAL LIFE
                   LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                             VARIABLE UNIVERSAL LIFE
                        SEMI-ANNUAL REPORT, JUNE 30, 2004



VARIABLE UNIVERSAL LIFE FUNDS

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP GROWTH PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP BALANCED PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP MID CAP PORTFOLIO - SERVICE CLASS 2

PINNACLE/ LEGACY FUNDS

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP GROWTH PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP BALANCED PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP MID CAP PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP MONEY MARKET PORTFOLIO - INITIAL CLASS




                                                         COLUMBUS LIFE
                                                       INSURANCE COMPANY

                                                       400 East Fourth Street
                                                 Cincinnati, Ohio  45201-5737

                                                         www.ColumbusLife.com

CL 5.1372-B (8/04)

VARIABLE UNIVERSAL LIFE FUNDS

Fidelity(R)VIP Equity-Income Portfolio - Service Class 2
Fidelity(R)VIP Contrafund(R) Portfolio - Service Class 2
Fidelity(R)VIP Growth & Income Portfolio - Service Class 2
Fidelity(R)VIP Growth Portfolio - Service Class 2
Fidelity(R)VIP Asset ManagerSM Portfolio - Service Class 2
Fidelity(R)VIP Balanced Portfolio - Service Class 2
Fidelity(R)VIP Mid Cap Portfolio - Service Class 2

PINNACLE/ LEGACY FUNDS

Fidelity(R)VIP Equity-Income Portfolio - Service Class 2
Fidelity(R)VIP Contrafund(R) Portfolio - Service Class 2
Fidelity(R)VIP Growth & Income Portfolio - Service Class 2
Fidelity(R)VIP Growth Portfolio - Service Class 2
Fidelity(R)VIP Asset ManagerSM Portfolio - Service Class 2
Fidelity(R)VIP Balanced Portfolio - Service Class 2
Fidelity(R)VIP Mid Cap Portfolio - Service Class 2
Fidelity(R)VIP Money Market Portfolio - Initial Class

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, and Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call:
1-800-677-9595.

*A registered broker-dealer and member of the NASD and SIPC.

                        PINNACLE VARIABLE UNIVERSAL LIFE
                      LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                        SEMI-ANNUAL REPORT, JUNE 30, 2004








PINNACLE/ LEGACY FUNDS

FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2
FRANKLIN INCOME SECURITIES FUND - CLASS 2
FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
TEMPLETON GROWTH SECURITIES FUND - CLASS 2
MUTUAL SHARES SECURITIES FUND - CLASS 2

                                                            COLUMBUS LIFE
                                                          INSURANCE COMPANY

                                                       400 East Fourth Street
                                                 Cincinnati, Ohio  45201-5737

                                                         www.ColumbusLife.com

CL 5.1371-A (8/04)

PINNACLE/ LEGACY FUNDS

FRANKLIN GROWTH AND INCOME SECURITES FUND - CLASS 2
FRANKLIN INCOME SECURITIES FUND - CLASS 2
FRANKLIN U.S. GOVERNMENT FUND - CLASS 2
FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 2
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
TEMPLETON GROWTH SECURITIES FUND - CLASS 2
MUTUAL SHARES SECURITIES FUND - CLASS 2

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call: 1-800-677-9595.

*A registered broker-dealer and member of the NASD and SIPC.

                        PINNACLE VARIABLE UNIVERSAL LIFE
                   LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                        SEMI-ANNUAL REPORT, JUNE 30, 2004








PINNACLE/ LEGACY FUNDS

JANUS ASPEN MID CAP GROWTH PORTFOLIO - SERVICE SHARES
JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO - SERVICE SHARES
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES














                                                           COLUMBUS LIFE
                                                         INSURANCE COMPANY

                                                       400 East Fourth Street
                                                 Cincinnati, Ohio  45201-5737

                                                         www.ColumbusLife.com

CL 5.1371-B (8/04)

PINNACLE/ LEGACY FUNDS

Janus Aspen Mid Cap Growth - Service Shares
Janus Aspen Capital Appreciation - Service Shares
Janus Aspen Worldwide Growth - Service Shares

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call: 1-800-677-9595.

*A registered broker-dealer and member of the NASD and SIPC.

                        PINNACLE VARIABLE UNIVERSAL LIFE
                   LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                        SEMI-ANNUAL REPORT, JUNE 30, 2004








PINNACLE/ LEGACY FUNDS

J.P. MORGAN MID CAP VALUE PORTFOLIO
















                                                           COLUMBUS LIFE
                                                         INSURANCE COMPANY

                                                         400 East Fourth Street
                                                   Cincinnati, Ohio  45201-5737

                                                           www.ColumbusLife.com

CL 5.1371-C (8/04)

PINNACLE/ LEGACY FUNDS

J.P. MORGAN MID CAP VALUE PORTFOLIO

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call: 1-800-677-9595.

*A registered broker-dealer and member of the NASD and SIPC.

                        PINNACLE VARIABLE UNIVERSAL LIFE
                   LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                             VARIABLE UNIVERSAL LIFE
                        SEMI-ANNUAL REPORT, JUNE 30, 2004



VARIABLE UNIVERSAL LIFE FUNDS

MFS(R) CAPITAL OPPORTUNITIES SERIES - SERVICE CLASS
MFS(R) EMERGING GROWTH SERIES - INITIAL CLASS
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
MFS(R) MID CAP GROWTH SERIES - SERVICE CLASS
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS

PINNACLE/ LEGACY FUNDS

MFS(R)CAPITAL OPPORTUNITIES SERIES - SERVICE CLASS
MFS(R)EMERGING GROWTH SERIES - SERVICE CLASS
MFS(R)MID CAP GROWTH SERIES - SERVICE CLASS
MFS(R)NEW DISCOVERY SERIES - SERVICE CLASS






                                                          COLUMBUS LIFE
                                                       INSURANCE COMPANY

                                                   400 East Fourth Street
                                             Cincinnati, Ohio  45201-5737

                                                     www.ColumbusLife.com

CL 5.1372-C (8/04)

VARIABLE UNIVERSAL LIFE FUNDS

MFS(R) CAPITAL OPPORTUNITIES SERIES - SERVICE CLASS
MFS(R) EMERGING GROWTH SERIES - INITIAL CLASS
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
MFS(R) MID CAP GROWTH SERIES - SERVICE CLASS
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS

PINNACLE/ LEGACY FUNDS

MFS(R)CAPITAL OPPORTUNITIES SERIES - SERVICE CLASS
MFS(R)EMERGING GROWTH SERIES - SERVICE CLASS
MFS(R)MID CAP GROWTH SERIES - SERVICE CLASS
MFS(R)NEW DISCOVERY SERIES - SERVICE CLASS

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, and Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call:
1-800-677-9595.

*A registered broker-dealer and member of the NASD and SIPC.

                        PINNACLE VARIABLE UNIVERSAL LIFE
                   LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                        SEMI-ANNUAL REPORT, JUNE 30, 2004




PINNACLE/ LEGACY FUNDS

OPPENHEIMER VARIABLE ACCOUNT FUNDS

    OPPENHEIMER AGGRESSIVE GROWTH FUND/VA - SERVICE CLASS
    OPPENHEIMER STRATEGIC BOND FUND /VA - SERVICE CLASS

(OPPENHEIMER) PANORAMA SERIES FUND, INC.

    OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE CLASS











                                                               COLUMBUS LIFE
                                                             INSURNACE COMPANY

                                                         400 East Fourth Street
                                                   Cincinnati, Ohio  45201-5737

                                                           www.ColumbusLife.com

CL 5.1371-D (8/04)

PINNACLE/ LEGACY FUNDS

OPPENHEIMER VARIABLE ACCOUNT FUNDS

    OPPENHEIMER AGGRESSIVE GROWTH FUND/VA - SERVICE CLASS
    OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE CLASS

(OPPENHEIMER) PANORAMA SERIES FUND, INC.

    OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE CLASS

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call: 1-800-677-9595.

*A registered broker-dealer and member of the NASD and SIPC.

                             VARIABLE UNIVERSAL LIFE
                        SEMI-ANNUAL REPORT, JUNE 30, 2004







VARIABLE UNIVERSAL LIFE FUNDS

PIMCO LONG-TERM U.S. GOVERNMENT PORTFOLIO -
      ADMINISTRATIVE CLASS
















                                                      COLUMBUS LIFE
                                                    INSURANCE COMPANY

                                                 400 East Fourth Street
                                           Cincinnati, Ohio  45201-5737

                                                   www.ColumbusLife.com
CL 5.1370-B (8/04)

VARIABLE UNIVERSAL LIFE FUNDS

PIMCO LONG-TERM U.S. GOVERNMENT PORTFOLIO - ADMINISTRATIVE CLASS

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call:
1-800-677-9595.

*A registered broker-dealer and member of the NASD and SIPC.

                        PINNACLE VARIABLE UNIVERSAL LIFE
                   LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                             VARIABLE UNIVERSAL LIFE
                        SEMI-ANNUAL REPORT, JUNE 30, 2004





VARIABLE UNIVERSAL LIFE FUNDS

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB

PINNACLE/ LEGACY FUNDS

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
PUTNAM VT VOYAGER FUND - CLASS IB



                                                             COLUMBUS LIFE
                                                           INSURANCE COMPANY

                                                       400 East Fourth Street
                                                             Cincinnati, Ohio

                                                                   45201-5737
                                                         www.ColumbusLife.com

CL 5.1372-D (8/04)

VARIABLE UNIVERSAL LIFE FUNDS

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB

PINNACLE/ LEGACY FUNDS

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
PUTNAM VT VOYAGER FUND - CLASS IB

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, and Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call:
1-800-677-9595.

*A registered broker-dealer and member of the NASD and SIPC.

                        PINNACLE VARIABLE UNIVERSAL LIFE
                   LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                             VARIABLE UNIVERSAL LIFE
                        SEMI-ANNUAL REPORT, JUNE 30, 2004





VARIABLE UNIVERSAL LIFE FUNDS

SCUDDER VIT EAFE(R) EQUITY INDEX FUND - CLASS A
SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
SCUDDER VIT SMALL CAP INDEX FUND - CLASS A

PINNACLE/ LEGACY FUNDS

SCUDDER VIT EAFE(R) EQUITY INDEX FUND - CLASS A
SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
SCUDDER VIT SMALL CAP INDEX FUND - CLASS A
SCUDDER VARIABLE SERIES I BOND PORTFOLIO - CLASS A



                                                           COLUMBUS LIFE
                                                         INSURANCE COMPANY

                                                     400 East Fourth Street
                                               Cincinnati, Ohio  45201-5737

                                                       www.ColumbusLife.com

CL 5.1372-E (8/04)

VARIABLE UNIVERSAL LIFE FUNDS

SCUDDER VIT EAFE(R)EQUITY INDEX FUND - CLASS A
SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
SCUDDER VIT SMALL CAP INDEX FUND - CLASS A

PINNACLE/ LEGACY FUNDS

SCUDDER VIT EAFE(R) EQUITY INDEX FUND - CLASS A
SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
SCUDDER VIT SMALL CAP INDEX FUND - CLASS A
SCUDDER VARIABLE SERIES I BOND PORTFOLIO - CLASS A

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, or Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life, Legacy Survivorship Variable Universal Life, and Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call:
1-800-677-9595.

*A registered broker-dealer and member of the NASD and SIPC.

                        PINNACLE VARIABLE UNIVERSAL LIFE
                   LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                        SEMI-ANNUAL REPORT, JUNE 30, 2004






PINNACLE/ LEGACY FUNDS
VAN KAMPEN LIT COMSTOCK PORTFOLIO - CLASS II
VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO - CLASS II
VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO - CLASS II














                                                            COLUMBUS LIFE
                                                          INSURANCE COMPANY
                                                       400 East Fourth Street
                                                 Cincinnati, Ohio  45201-5737

                                                         www.ColumbusLife.com

CL 5.1371-E (8/04)

PINNACLE/ LEGACY FUNDS

VAN KAMPEN LIT COMSTOCK PORTFOLIO - CLASS II
VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO - CLASS II
VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO - CLASS II

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds, some of which are shown above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* Columbus Life and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R). An investor should carefully consider the investment objectives, risks, charges, and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call: 1-800-677-9595.

*A registered broker-dealer and member of the NASD and SIPC.

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                                                               COLUMBUS LIFE
                                                             INSURANCE COMPANY

          P.O. Box 5737  o  Cincinnati, Ohio 45201-5737  o  (800) 677-9696  o
                                                      www.ColumbusLife.com





                                                              Underwriter
                                              Columbus Life Insurance Co.
                                                   400 East Fourth Street
                                                  Cincinnati, Ohio  45202

                                                              Distributor
                                               Touchstone Securties, Inc.
                                           221 East Fourth St., Suite 300
                                                  Cincinnati, Ohio  45202
                                              800-638-8194 Broker-Dealers
                                      800-285-2858 Financial Institutions

                                                  Variable Service Center

                                    Columbus Life Variable Service Center
                                                            P.O. Box 2850
                                             Cincinnati, Ohio  45201-2850
                                                             800-677-9696

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The most recent semi-annual or annual reports of the following investment companies are made a part hereof and incorporated herein with respect to the most recent semi-annual report for the Columbus Life Variable Universal Life product.


AIM Variable Insurance Funds, Inc. (File No. 811-07452)
        AIM V.I. Growth Fund, Series I Shares
        AIM V.I. Government Securities Fund, Series I Shares

The Alger American Fund (File No. 811-05550)
        Alger American Growth Portfolio - Class O
        Alger American Small Capitalization Portfolio - Class O


Fidelity Variable Insurance Products Funds (File Nos. 811-03329, 811-05511, and 811-07205))
        Fidelity VIP Equity-Income Portfolio-Service Class 2 Fidelity VIP Contrafund Portfolio-Service Class 2 Fidelity VIP Growth & Income Portfolio-Service Class 2 Fidelity VIP Growth Portfolio-Service Class 2
        Fidelity VIP Asset Manager Portfolio-Service Class 2 Fidelity VIP Balanced Portfolio-Service Class 2
        Fidelity VIP Mid Cap Portfolio-Service Class 2

MFS Variable Insurance Trust (File No. 811-08326)
        MFS Emerging Growth Series-Initial Class
        MFS Investors Trust Series-Initial Class
        MFS Capital Opportunities Series-Service Class
        MFS Mid Cap Growth Series-Service Class
        MFS New Discovery Series-Service Class

PIMCO Variable Insurance Trust (File No. 811-08399)
        Long-Term U.S. Government Portfolio-Administrative Class

Putnam Variable Trust (File No. 811-05346)
        Putnam VT International Equity Fund - Class IB

Touchstone Variable Series Trust (File No. 811-08416)
        Touchstone Baron Small Cap Fund
        Touchstone Emerging Growth Fund
        Touchstone Third Avenue Value Fund
        Touchstone Eagle Capital Appreciation Fund
        Touchstone Enhanced Divident 30 Fund
        Touchstone Value Plus Fund
        Touchstone Growth & Income Fund
        Touchstone Balanced Fund
        Touchstone High Yield Fund
        Touchstone Core Bond Fund
        Touchstone Money Market Fund

Scudder Investments VIT Funds (File No. 811-07507)
        Scudder VIT EAFE Equity Index Fund - Class A
        Scudder VIT Equity 500 Index Fund - Class A
        Scudder VIT Small Cap Index Fund - Class A

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The most recent semi-annual or annual reports of the following investment companies are made a part hereof and incorporated herein with respect to the semi-annual report for the Columbus Life Pinnacle Variable Universal Life product and Columbus Life Legacy Survivorship Variable Universal Life product.


AIM Variable Insurance Funds (File No. 811-07452)
        AIM V.I. Basic Value Fund - Series II
        AIM V.I. Capital Appreciation Fund - Series II
        AIM V.I. Growth Fund - Series II
        AIM V.I. Premier Equity Fund - Series II

Fidelity Variable Insurance Products Funds (File Nos. 811-03329, 811-05511, and 811-07205)
        Fidelity VIP Equity-Income Portfolio-Service Class 2 Fidelity VIP Contrafund Portfolio-Service Class 2 Fidelity VIP Growth & Income Portfolio-Service Class 2 Fidelity VIP Growth Portfolio-Service Class 2
        Fidelity VIP Asset Manager Portfolio-Service Class 2 Fidelity VIP Balanced Portfolio-Service Class 2
        Fidelity VIP Mid Cap Portfolio-Service Class 2
        Fidelity VIP Money Market Portfolio-Initial Class

Franklin Templeton Variable Insurance Products Trust (File No. 811-05479)
        Franklin Growth and Incoem Securities Fund - Class 2
        Franklin Income Securities Fund - Class 2
        Franklin U.S. Government Fund - Class 2
        Franklin Large Cap Growth Securities Fund - Class 2
        Templeton Foreign Securities Fund - Class 2
        Templeton Growth Securities Fund - Class 2
        Mutual Shares Securities Fund - Class 2

Janus Aspen Series (File No. 811-07736)
        Janus Aspen Mid Cap Growth Portfolio-Service Shares
        Janus Aspen Capital Appreciation Portfolio-Service Shares
        Janus Aspen Worldwide Growth Portfolio-Service Shares

J.P. Morgan Series II Trust (File No. 811-08212)
        J.P. Morgan Mid Cap Value Portfolio

MFS Variable Insurance Trust (File No. 811-08326)
        MFS Emerging Growth Series-Service Class
        MFS Capital Opportunities Series-Service Class
        MFS Mid Cap Growth Series-Service Class
        MFS New Discovery Series-Service Class

Oppenheimer Variable Account Funds (File No. 811-04108)
        Oppenheimer Aggressive Growth Fund/VA-Service Class
        Oppenheimer Strategic Bond Fund/VA-Service Class

Oppenheimer's Panorama Series Fund, Inc. (File No. 811-03255)
        Oppenheimer International Growth Fund/VA-Service Class

Putnam Variable Trust (File No. 811-05346)
        Putnam VT Growth and Income Fund - Class IB

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        Putnam VT International Equity Fund - Class IB
        Putnam VT New Opportunities Fund - Class IB
        Putnam VT Small Cap Value Fund - Class IB
        Putnam VT Voyager Fund - Class IB

Scudder Investments VIT Funds (File No. 811-07507)
        Scudder VIT EAFE Equity Index Fund - Class A
        Scudder VIT Equity 500 Index Fund - Class A
        Scudder VIT Small Cap Index Fund - Class A

Scudder Variable Series I (File No. 811-04257)
        Scudder Variable Series I Bond Portfolio - Class A

Touchstone Variable Series Trust (File No. 811-08416)
        Touchstone Baron Small Cap Fund
        Touchstone Emerging Growth Fund
        Touchstone Third Avenue Value Fund
        Touchstone Eagle Capital Appreciation Fund
        Touchstone Enhanced Dividend 30 Fund
        Touchstone Value Plus Fund
        Touchstone Growth & Income Fund
        Touchstone Balanced Fund
        Touchstone High Yield Fund
        Touchstone Core Bond Fund
        Touchstone Money Market Fund